Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
15. Accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024

Trade payables	$200,959	$112,584
Taxes payable	141,884	66,203
Accrued expenses	287,035	179,012
Deferred revenue	432	8,891
	$630,310	$366,690